Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Aggregate Erroneous Compensation Not Yet Determined

The Company has an Executive Compensation Clawback Policy whereby the performance-based compensation of the Company’s executive officers is subject to clawback provisions in the event that performance-based compensation is received as a result of achieving financial reporting measures that are not met under any restated financial results that the Company is required to prepare due to the Company’s material noncompliance with any financial reporting requirements under the securities laws. A copy of this policy is posted on the Company’s website at www.ruger.com.